2 Regulatory framework (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Framework
Schedule of electricity rate schedule

At the date of issuance of these financial statements, the Company has duly submitted to the ENRE the adjustment request of its Own Distribution Costs (CPD), pursuant to the provisions of Appendix XV of ENRE Resolution No. 63/2017 “Procedure for determining the electricity rate schedule”, in accordance with the following detail:

Period	Date of application	CPD adjustment
Jan. 19 - Jun. 19	Aug. 19 (1)	19.05%
Jul. 19 - Dec. 19	Feb. 20	24.65%
Jan. 20 - Jun. 20	Aug. 20	12.97%

(1)    The CPD adjustment applicable in August 2019 was deferred until January 2020 by means of the Electricity Rate Schedule Maintenance Agreement, and was finally not applied.